Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

As of June 30, 2025 and December 31, 2024, property and equipment, net, consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Leasehold improvements	$87,687	$87,687
Furniture and office equipment	33,178	26,050
Computer equipment	52,427	38,004
Motor vehicle	284,610	284,610
Less: accumulated depreciation	(145,547)	(106,766)
Total property and equipment, net	$312,355	$329,585

Depreciation expenses were $38,781 and $36,877 for the six months ended June 30, 2025 and 2024, respectively.